Average Annual Total Returns - Nuveen New Mexico Municipal Bond Fund	Sep. 30, 2020
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.26%	[1]
5 Years	3.50%	[1]
10 Years	4.41%	[1]
Lipper Other States Municipal Debt Funds Category Average (reflects no deduction for taxes or sales loads)
Average Annual Return:
1 Year	6.21%	[2]
5 Years	2.68%	[2]
10 Years	3.55%	[2]
Class A
Average Annual Return:
1 Year	1.62%
5 Years	2.20%
10 Years	3.16%
Since Inception
Inception Date	Sep. 16, 2092
Class A | (return after taxes on distributions)
Average Annual Return:
1 Year	1.62%
5 Years	2.20%
10 Years	3.16%
Since Inception
Inception Date	Sep. 16, 2092
Class A | (return after taxes on distributions and sale of Fund shares)
Average Annual Return:
1 Year	2.15%
5 Years	2.37%
10 Years	3.19%
Since Inception
Inception Date	Sep. 16, 2092
Class C2
Average Annual Return:
1 Year	5.57%
5 Years	2.51%
10 Years	3.04%
Since Inception
Inception Date	Feb. 24, 2097
Class I
Average Annual Return:
1 Year	6.32%
5 Years	3.26%
10 Years	3.82%
Since Inception
Inception Date	Feb. 24, 2097
Class C
Average Annual Return:
1 Year	5.35%
5 Years	2.25%
10 Years
Since Inception	2.84%
Inception Date	Feb. 10, 2014
Class C | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
Since Inception	4.12%	[1]
Class C | Lipper Other States Municipal Debt Funds Category Average (reflects no deduction for taxes or sales loads)
Average Annual Return:
Since Inception	3.47%	[2]

[1]	An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market.
[2]	Represents the average annualized returns for all reporting funds in the Lipper Other States Municipal Debt Funds Category.